UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 83.8%
Security	Shares	Value

Belgium — 0.2%

Titan Cement International SA(1)	15,000	$207,516

		$207,516

Brazil — 0.3%

Banco Bradesco SA	11,500	$37,136

Banco Bradesco SA, PFC Shares	36,496	128,524

Cia Brasileira de Distribuicao	7,800	94,984

Cogna Educacao	61,300	62,451

Localiza Rent a Car SA	1,210	7,608

Lojas Renner SA	2,410	17,014

Suzano SA(1)	2,491	18,053

Ultrapar Participacoes SA	12,900	34,397

		$400,167

China — 15.7%

58.com, Inc. ADR(1)	1,900	$98,705

AAC Technologies Holdings, Inc.	12,500	59,120

Alibaba Group Holding, Ltd. ADR(1)	19,654	3,983,276

Anhui Conch Cement Co., Ltd., Class H	24,000	189,249

ANTA Sports Products, Ltd.	17,000	144,773

Autohome, Inc. ADR	1,200	98,580

Baidu, Inc. ADR(1)	3,980	401,701

Brilliance China Automotive Holdings, Ltd.	56,000	51,813

BYD Co., Ltd., Class H	14,500	90,173

CGN Power Co., Ltd., Class H(2)	155,000	38,990

China Cinda Asset Management Co., Ltd., Class H	147,000	28,491

China Communications Construction Co., Ltd., Class H	78,000	52,427

China Conch Venture Holdings, Ltd.	31,500	150,613

China Construction Bank Corp., Class H	1,202,000	964,801

China Everbright International, Ltd.	82,222	47,549

China Evergrande Group	40,000	71,109

China Galaxy Securities Co., Ltd., Class H	59,500	30,214

China Gas Holdings, Ltd.	23,600	85,874

China Life Insurance Co., Ltd., Class H	109,000	232,464

China Mengniu Dairy Co., Ltd.	47,000	166,432

China Merchants Port Holdings Co., Ltd.	24,160	31,095

China Mobile, Ltd.	90,000	723,515

China National Building Material Co., Ltd., Class H	88,000	109,925

China Overseas Land & Investment, Ltd.	60,000	221,637

China Pacific Insurance (Group) Co., Ltd., Class H	42,200	139,616

China Petroleum & Chemical Corp., Class H	382,000	190,394

China Resources Beer Holdings Co., Ltd.	26,000	122,455

China Resources Gas Group, Ltd.	20,000	112,407

China Resources Land, Ltd.	47,777	197,424

Security	Shares	Value

China (continued)

China Resources Power Holdings Co., Ltd.	34,000	$40,271

China Shenhua Energy Co., Ltd., Class H	56,000	99,209

China State Construction International Holdings, Ltd.	42,000	32,563

China Taiping Insurance Holdings Co., Ltd.	31,400	52,940

China Telecom Corp., Ltd., Class H	234,000	80,824

China Tower Corp., Ltd., Class H(2)	716,000	159,342

China Unicom (Hong Kong), Ltd.	98,000	63,380

China Vanke Co., Ltd., Class H	26,700	89,732

CITIC Securities Co., Ltd., Class H	39,500	75,662

CITIC, Ltd.	75,000	77,895

CNOOC, Ltd.	261,000	288,567

Country Garden Holdings Co., Ltd.	129,000	167,103

Country Garden Services Holdings Co., Ltd.	14,827	68,503

CRRC Corp., Ltd., Class H	79,750	42,216

CSPC Pharmaceutical Group, Ltd.	84,000	166,296

ENN Energy Holdings, Ltd.	14,000	157,815

Geely Automobile Holdings, Ltd.	80,000	124,442

GF Securities Co., Ltd., Class H	24,600	26,694

Great Wall Motor Co., Ltd., Class H	53,500	35,768

Guangdong Investment, Ltd.	48,000	99,766

Guangzhou Automobile Group Co., Ltd., Class H	74,400	66,760

Haier Electronics Group Co., Ltd.	30,000	82,623

Hengan International Group Co., Ltd.	12,500	111,162

Huazhu Group, Ltd. ADR	2,800	100,828

Industrial & Commercial Bank of China, Ltd., Class H	922,000	618,209

JD.com, Inc. ADR(1)	10,624	457,894

Lenovo Group, Ltd.	160,000	86,432

Li Ning Co., Ltd.	37,000	116,827

Longfor Group Holdings, Ltd.(2)	33,000	167,773

Meituan Dianping, Class B(1)	16,900	226,276

Momo, Inc. ADR	3,100	74,648

NetEase, Inc. ADR	1,181	407,398

New China Life Insurance Co., Ltd., Class H	16,000	55,435

New Oriental Education & Technology Group, Inc. ADR(1)	2,174	277,533

People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	42,219

PetroChina Co., Ltd., Class H	320,000	114,941

PICC Property & Casualty Co., Ltd., Class H	114,000	109,092

Pinduoduo, Inc. ADR(1)	3,600	170,784

Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	783,572

Semiconductor Manufacturing International Corp.(1)	67,500	126,694

Shenzhou International Group Holdings, Ltd.	12,000	138,500

Shimao Property Holdings, Ltd.	27,000	109,752

Sino Biopharmaceutical, Ltd.	135,000	196,776

Sinopharm Group Co., Ltd., Class H	22,400	60,398

Sunac China Holdings, Ltd.	32,000	143,144

Sunny Optical Technology Group Co., Ltd.	12,000	167,106

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

TAL Education Group ADR(1)	6,148	$333,160

Tencent Holdings, Ltd.	77,000	4,047,846

Tencent Music Entertainment Group ADR(1)	13,500	154,035

Trip.com Group, Ltd. ADR(1)	6,700	172,592

Vipshop Holdings, Ltd. ADR(1)	9,598	152,896

Want Want China Holdings, Ltd.	103,000	73,412

Wuxi Biologics Cayman, Inc.(1)(2)	10,500	163,447

Xiaomi Corp., Class B(1)(2)	133,600	175,229

Yum China Holdings, Inc.	5,500	266,530

ZTO Express Cayman, Inc. ADR	5,800	172,608

		$21,508,341

Cyprus — 0.9%

Bank of Cyprus Holdings PLC(1)(3)	1,534,390	$1,106,759

Bank of Cyprus Holdings PLC(1)(3)	182,200	137,028

		$1,243,787

Egypt — 1.0%

Commercial International Bank Egypt SAE	123,000	$500,781

Credit Agricole Egypt SAE	69,700	124,019

Eastern Co. SAE	196,600	149,785

Egypt Kuwait Holding Co. SAE	127,600	128,903

Egyptian Financial Group-Hermes Holding Co.	142,400	102,613

ElSewedy Electric Co.	184,300	104,119

Juhayna Food Industries	165,400	78,443

Talaat Moustafa Group	365,500	132,637

Telecom Egypt	118,800	81,515

		$1,402,815

Georgia — 3.5%

Bank of Georgia Group PLC	178,860	$2,244,955

Georgia Capital PLC(1)	16,200	85,526

TBC Bank Group PLC	234,386	2,406,426

		$4,736,907

Greece — 3.9%

Aegean Airlines SA	11,700	$75,561

Alpha Bank AE(1)	506,000	369,494

Athens Water Supply & Sewage Co. SA	15,500	115,022

Eurobank Ergasias Services and Holdings SA(1)	945,700	381,997

GEK Terna Holding Real Estate Construction SA(1)	26,400	168,534

Hellenic Exchanges - Athens Stock Exchange SA(1)	20,900	77,898

Hellenic Telecommunications Organization SA	87,400	1,154,684

Holding Co. ADMIE IPTO SA	42,300	94,888

Security	Shares	Value

Greece (continued)

JUMBO SA	39,600	$619,736

LAMDA Development SA(1)	22,524	148,046

Motor Oil (Hellas) Corinth Refineries SA	22,200	328,935

Mytilineos SA	36,400	271,432

National Bank of Greece SA(1)	199,900	271,079

OPAP SA	75,007	671,861

Piraeus Bank SA(1)	103,400	138,010

Piraeus Port Authority SA	2,700	50,613

Public Power Corp. SA(1)	38,000	110,424

Sarantis SA	11,500	98,482

Terna Energy SA	16,600	155,027

		$5,301,723

India — 4.7%

Adani Ports and Special Economic Zone, Ltd.	1,003	$3,858

Asian Paints, Ltd.	4,890	114,313

Avenue Supermarts, Ltd.(1)(2)	2,445	75,905

Axis Bank, Ltd.	32,434	189,132

Bajaj Auto, Ltd.	1,548	53,842

Bajaj Finance, Ltd.	2,852	87,198

Bajaj Finserv, Ltd.	652	43,769

Bandhan Bank, Ltd.(2)	7,986	27,546

Bharat Petroleum Corp., Ltd.	11,979	58,898

Bharti Airtel, Ltd.(1)	34,127	232,522

Britannia Industries, Ltd.	1,222	51,053

Coal India, Ltd.	24,017	47,058

Dabur India, Ltd.	9,942	64,410

Dr. Reddy’s Laboratories, Ltd.	2,037	105,369

Eicher Motors, Ltd.	244	47,195

GAIL (India), Ltd.	32,278	40,480

Godrej Consumer Products, Ltd.	6,846	49,111

Grasim Industries, Ltd.	5,705	38,095

Havells India, Ltd.	5,216	38,841

HCL Technologies, Ltd.	18,300	131,596

HDFC Life Insurance Co., Ltd.(1)(2)	9,208	60,760

Hero MotoCorp, Ltd.	1,793	50,819

Hindalco Industries, Ltd.	22,328	37,813

Hindustan Petroleum Corp., Ltd.	15,400	44,751

Hindustan Unilever, Ltd.	10,105	293,929

Housing Development Finance Corp., Ltd.	24,928	630,598

ICICI Bank, Ltd.	75,622	376,938

ICICI Lombard General Insurance Co., Ltd.(2)	3,586	60,464

ICICI Prudential Life Insurance Co., Ltd.(2)	8,900	48,372

Indian Oil Corp., Ltd.	36,214	40,348

Infosys, Ltd.	53,225	497,188

ITC, Ltd.	56,188	134,624

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

JSW Steel, Ltd.	17,195	$40,915

Larsen & Toubro, Ltd.	7,945	94,255

Lupin, Ltd.	5,700	62,745

Mahindra & Mahindra, Ltd.	12,957	62,665

Maruti Suzuki India, Ltd.	1,711	121,109

Nestle India, Ltd.	407	96,403

NTPC, Ltd.	44,820	56,683

Oil & Natural Gas Corp., Ltd.	45,390	47,942

Power Grid Corporation of India, Ltd.	32,679	70,409

Reliance Industries, Ltd.	43,516	844,928

SBI Life Insurance Co., Ltd.(1)(2)	6,438	61,812

Shree Cement, Ltd.	163	42,218

Shriram Transport Finance Co., Ltd.	3,423	35,517

State Bank of India(1)	29,826	74,524

Sun Pharmaceutical Industries, Ltd.	14,669	89,764

Tata Consultancy Services, Ltd.	14,144	375,373

Tata Motors, Ltd.(1)	29,419	35,813

Tech Mahindra, Ltd.	8,400	60,380

Titan Co., Ltd.	5,542	70,709

UltraTech Cement, Ltd.	1,793	83,410

United Spirits, Ltd.(1)	6,031	42,865

UPL, Ltd.	10,227	55,643

Vedanta, Ltd.	34,552	39,938

Wipro, Ltd.	21,339	54,233

Zee Entertainment Enterprises, Ltd.	16,100	33,796

		$6,430,844

Indonesia — 1.4%

Astra International Tbk PT	531,000	$135,812

Bank Central Asia Tbk PT	244,700	423,867

Bank Mandiri Persero Tbk PT	489,700	145,569

Bank Negara Indonesia Persero Tbk PT	212,400	57,963

Bank Rakyat Indonesia Persero Tbk PT	1,370,100	249,204

Barito Pacific Tbk PT(1)	844,800	81,800

Charoen Pokphand Indonesia Tbk PT	211,100	64,912

Gudang Garam Tbk PT	16,300	49,549

Indocement Tunggal Prakarsa Tbk PT	55,900	43,387

Indofood CBP Sukses Makmur Tbk PT	77,000	50,947

Indofood Sukses Makmur Tbk PT	136,100	59,382

Kalbe Farma Tbk PT	670,700	64,792

Semen Indonesia Persero Tbk PT	88,500	46,977

Telekomunikasi Indonesia Persero Tbk PT	1,271,500	292,384

Unilever Indonesia Tbk PT	217,000	120,326

United Tractors Tbk PT	50,300	54,861

		$1,941,732

Security	Shares	Value

Kuwait — 6.4%

Agility Public Warehousing Co. KSC	402,909	$833,886

Boubyan Bank KSCP	342,479	551,104

Boubyan Petrochemicals Co. KSCP	164,000	265,470

Kuwait Finance House KSCP	1,333,575	2,556,066

Mabanee Co. SAK	211,829	432,102

Mobile Telecommunications Co.	892,083	1,524,389

National Bank of Kuwait SAK	1,076,943	2,582,348

		$8,745,365

Mauritius — 0.8%

MCB Group, Ltd.	203,908	$1,036,078

		$1,036,078

Peru — 1.4%

Alicorp SAA(1)	177,100	$359,919

Cementos Pacasmayo SAA	160,708	192,821

Engie Energia Peru SA	95,400	166,749

Ferreycorp SAA	1,054,100	359,121

Grana y Montero SAA ADR(1)	103,800	186,840

InRetail Peru Corp.(2)	10,160	314,960

Union Andina de Cementos SAA	322,930	110,019

Volcan Cia Minera SAA, Class B(1)	2,601,649	222,745

		$1,913,174

Serbia — 4.5%

Energoprojekt Holding AD Beograd(1)	74,772	$314,324

Komercijalna Banka AD Beograd(1)	131,568	3,013,543

Metalac AD(1)	67,357	1,109,144

NIS AD Novi Sad	361,854	1,779,919

		$6,216,930

Singapore — 0.8%

Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,150,081

		$1,150,081

South Korea — 12.9%

AMOREPACIFIC Corp.	1,035	$149,919

Celltrion Healthcare Co., Ltd.(1)	1,864	129,195

Celltrion, Inc.(1)	2,629	454,386

Coway Co., Ltd.(1)	2,500	126,704

E-MART, Inc.	830	81,789

Hana Financial Group, Inc.	11,229	256,336

HLB, Inc.(1)	1,311	102,795

Hotel Shilla Co., Ltd.	1,568	109,629

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Hyundai Engineering & Construction Co., Ltd.	4,244	$123,030

Hyundai Heavy Industries Holdings Co., Ltd.	540	107,818

Hyundai Mobis Co., Ltd.	2,240	316,692

Hyundai Motor Co.	4,968	383,989

Hyundai Motor Co., Second PFC Shares	1,868	90,223

Kakao Corp.	1,631	246,475

Kangwon Land, Inc.	5,568	115,075

KB Financial Group, Inc.	12,727	364,136

Kia Motors Corp.	9,714	237,261

Korea Electric Power Corp.(1)	8,936	174,651

Korea Investment Holdings Co., Ltd.	2,414	99,943

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,652	112,060

Korea Zinc Co., Ltd.	357	113,467

KT&G Corp.	4,303	287,300

LG Chem, Ltd.	1,528	474,770

LG Corp.	3,522	179,215

LG Display Co., Ltd.(1)	10,343	93,838

LG Electronics, Inc.	4,150	186,771

LG Household & Health Care, Ltd.	284	322,055

LG Uplus Corp.	10,402	114,225

Lotte Chemical Corp.	660	117,286

Mirae Asset Daewoo Co., Ltd.	22,054	101,669

Naver Corp.	4,057	657,764

NCsoft Corp.	457	242,141

Netmarble Corp.(1)(2)	1,056	82,987

Orion Corp. of Republic of Korea	978	100,193

POSCO	2,637	398,465

S-Oil Corp.	2,125	122,007

Samsung Biologics Co., Ltd.(1)(2)	522	249,350

Samsung C&T Corp.	2,968	259,891

Samsung Electro-Mechanics Co., Ltd.	2,007	187,636

Samsung Electronics Co., Ltd.	136,770	5,623,644

Samsung Electronics Co., Ltd., PFC Shares	24,522	850,070

Samsung Fire & Marine Insurance Co., Ltd.	1,143	179,259

Samsung Life Insurance Co., Ltd.	2,939	119,190

Samsung SDI Co., Ltd.	1,673	395,223

Samsung SDS Co., Ltd.	1,208	161,151

Shinhan Financial Group Co., Ltd.	15,151	384,116

SK Holdings Co., Ltd.	1,290	192,553

SK Hynix, Inc.	16,246	1,118,010

SK Innovation Co., Ltd.	2,192	176,828

SK Telecom Co., Ltd.	834	144,952

Woori Financial Group, Inc.	21,225	146,992

Yuhan Corp.	1,935	75,176

		$17,640,300

Security	Shares	Value

Sri Lanka — 0.3%

Hatton National Bank PLC (Non-Voting)(4)	40,429	$20,260

Hayleys PLC(1)	31,962	19,195

Softlogic Life Insurance PLC(1)	2,152,000	324,394

		$363,849

Taiwan — 12.8%

Accton Technology Corp.	21,000	$152,230

Advantech Co., Ltd.	11,699	110,653

ASE Technology Holding Co., Ltd.	112,358	250,301

Asia Cement Corp.	72,000	105,775

Asustek Computer, Inc.	24,000	162,231

Catcher Technology Co., Ltd.	20,000	151,490

Cathay Financial Holding Co., Ltd.	231,087	308,344

Chailease Holding Co., Ltd.	41,000	155,774

Chang Hwa Commercial Bank, Ltd.	190,000	124,246

China Development Financial Holding Corp.	466,000	140,997

China Steel Corp.	361,000	241,786

Chunghwa Telecom Co., Ltd.	107,000	393,268

Compal Electronics, Inc.(1)	163,000	103,911

CTBC Financial Holding Co., Ltd.	587,000	391,172

Delta Electronics, Inc.	58,680	273,696

E.Sun Financial Holding Co., Ltd.	323,000	293,475

Far Eastern New Century Corp.	129,700	112,627

Far EasTone Telecommunications Co., Ltd.	53,000	118,046

First Financial Holding Co., Ltd.	319,000	234,935

Formosa Chemicals & Fibre Corp.	106,000	268,500

Formosa Petrochemical Corp.	40,000	120,013

Formosa Plastics Corp.	135,000	396,258

Fubon Financial Holding Co., Ltd.	203,000	287,038

Globalwafers Co., Ltd.(1)	8,000	101,816

Hon Hai Precision Industry Co., Ltd.	344,508	885,374

Hotai Motor Co., Ltd.	10,000	184,631

Hua Nan Financial Holdings Co., Ltd.	260,000	168,891

Largan Precision Co., Ltd.	3,000	408,941

Lite-On Technology Corp.	71,000	110,330

MediaTek, Inc.(1)	40,000	552,337

Mega Financial Holding Co., Ltd.	323,000	324,915

Nan Ya Plastics Corp.	163,000	360,598

Nanya Technology Corp.	42,000	90,156

Novatek Microelectronics Corp., Ltd.(1)	21,000	130,598

Pegatron Corp.	67,000	146,992

President Chain Store Corp.	19,000	196,474

Quanta Computer, Inc.	80,000	172,853

Realtek Semiconductor Corp.	18,000	154,140

Shanghai Commercial & Savings Bank, Ltd. (The)	102,606	151,097

Shin Kong Financial Holding Co., Ltd.	418,914	119,259

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

SinoPac Financial Holdings Co., Ltd.	362,000	$147,339

Taishin Financial Holding Co., Ltd.	349,000	148,441

Taiwan Cement Corp.	148,867	214,782

Taiwan Cooperative Financial Holding Co., Ltd.	285,000	191,381

Taiwan Mobile Co., Ltd.	53,000	190,965

Taiwan Semiconductor Manufacturing Co., Ltd.	648,000	6,536,892

Uni-President Enterprises Corp.	135,960	316,567

United Microelectronics Corp.	351,000	181,595

Win Semiconductors Corp.	11,000	98,335

Yageo Corp.	9,000	116,445

Yuanta Financial Holding Co., Ltd.	322,675	183,918

		$17,482,828

Vietnam — 12.3%

FPT Corp.	592,109	$1,373,711

Ho Chi Minh City Development Joint Stock Commercial Bank(1)	240,700	212,758

Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	221,581

Hoa Phat Group JSC(1)	1,333,182	1,221,042

Imexpharm Pharmaceutical JSC	37,445	91,491

Masan Group Corp.(1)	548,450	1,374,896

Military Commercial Joint Stock Bank(1)	1,977,440	1,440,436

Mobile World Investment Corp.	53,333	185,587

No Va Land Investment Group Corp.(1)	266,190	604,742

PetroVietnam Gas JSC	84,800	229,812

PetroVietnam Power Corp.(1)	704,100	315,814

Phat Dat Real Estate Development Corp.	241,613	276,414

Phu Nhuan Jewelry JSC	565,090	1,468,452

Refrigeration Electrical Engineering Corp.	143,700	184,187

Saigon Beer Alcohol Beverage Corp.	60,300	416,676

SSI Securities Corp.	529,226	294,349

Van Phu - Invest Investment JSC	140,000	252,088

Viet Capital Securities JSC	282,825	213,348

Vietnam Dairy Products JSC	370,408	1,566,559

Vietnam Electrical Equipment JSC(1)	369,740	245,852

Vietnam National Petroleum Group	125,200	215,284

Vietnam Prosperity JSC Bank(1)	1,755,487	1,546,396

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,263,591

Vingroup JSC(1)	399,041	1,565,992

		$16,781,058

Total Common Stocks (identified cost $117,427,585)		$114,503,495

Foreign Government Bonds — 3.2%
Security	Principal Amount (000’s omitted)	Value

Ukraine — 3.2%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(5)(6)	$5,813	$4,324,971

		$4,324,971

Total Foreign Government Bonds (identified cost $5,319,972)		$4,324,971

Rights — 0.0%(7)
Security	Shares	Value

South Korea — 0.0%(7)

HLB, Inc. Exp. 5/29/20(1)	130	$1,846

		$1,846

Total Rights (identified cost $0)		$1,846

Short-Term Investments — 10.6%

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 6/11/20	$1,500	$1,499,842

Total U.S. Treasury Obligations (identified cost $1,499,852)		$1,499,842

Other — 9.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(8)	13,007,071	$13,007,071

Total Other (identified cost $13,004,898)		$13,007,071

Total Short-Term Investments (identified cost $14,504,750)		$14,506,913

Total Investments — 97.6% (identified cost $137,252,307)		$133,337,225

Other Assets, Less Liabilities — 2.4%		$3,259,508

Net Assets — 100.0%		$136,596,733

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $6,011,908 or 4.4% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $4,324,971 or 3.2% of the Portfolio’s net assets.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	24.8%	$33,922,421

Information Technology	16.4	22,427,950

Consumer Discretionary	9.9	13,559,427

Communication Services	8.7	11,820,087

Consumer Staples	5.5	7,535,884

Materials	4.4	5,981,939

Real Estate	4.2	5,729,768

Industrials	3.6	4,944,316

Energy	3.4	4,609,282

Foreign Government Bonds	3.2	4,324,971

Utilities	1.5	2,065,082

Health Care	1.4	1,909,185

Short-Term Investments	10.6	14,506,913

Total Investments	97.6%	$133,337,225

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,535,692	EUR	6,854,555	7/6/20	$14,603

USD	5,089,127	EUR	4,629,131	7/6/20	9,862

USD	2,971,034	EUR	2,702,488	7/6/20	5,757

					$30,222

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,440,000	USD	1,575,428	UBS AG	5/5/20	$2,595	$—

EUR	1,010,000	USD	1,104,987	UBS AG	5/5/20	1,821	—

EUR	210,000	USD	229,750	UBS AG	5/5/20	379	—

USD	228,123	EUR	210,000	UBS AG	5/5/20	—	(2,006)

USD	1,097,161	EUR	1,010,000	UBS AG	5/5/20	—	(9,647)

USD	1,564,269	EUR	1,440,000	UBS AG	5/5/20	—	(13,754)

EUR	1,440,000	USD	1,565,158	UBS AG	6/2/20	13,708	—

EUR	1,010,000	USD	1,097,784	UBS AG	6/2/20	9,615	—

EUR	210,000	USD	228,252	UBS AG	6/2/20	1,999	—

						$30,117	$(25,407)

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	162	Long	6/19/20	$7,337,790	$225,185

					$225,185

Abbreviations:

ADR	–	American Depositary Receipt

GDP	–	Gross Domestic Product

PFC Shares	–	Preference Shares

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $124,247,409)	$120,330,154

Affiliated investment, at value (identified cost, $13,004,898)	13,007,071

Cash	948,710

Deposits for derivatives collateral —

Financial futures contracts	891,000

Centrally cleared derivatives	900,946

Foreign currency, at value (identified cost, $957,567)	957,807

Dividends receivable	272,495

Dividends receivable from affiliated investment	6,122

Receivable for open forward foreign currency exchange contracts	30,117

Tax reclaims receivable	13,052

Other assets	25,591

Total assets	$137,383,065

Liabilities

Payable for variation margin on open financial futures contracts	$157,145

Payable for variation margin on open centrally cleared derivatives	120,588

Payable for open forward foreign currency exchange contracts	25,407

Payable to affiliates:

Investment adviser fee	114,597

Trustees’ fees	812

Accrued expenses	367,783

Total liabilities	$786,332

Net Assets applicable to investors’ interest in Portfolio	$136,596,733

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $87,424)	$1,379,029

Dividends from affiliated investment	60,702

Interest (net of foreign taxes, $17)	23,409

Total investment income	$1,463,140

Expenses

Investment adviser fee	$851,143

Trustees’ fees and expenses	4,805

Custodian fee	135,273

Legal and accounting services	36,291

Miscellaneous	8,805

Total expenses	$1,036,317

Net investment income	$426,823

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $143,608)	$(11,905,819)

Investment transactions — affiliated investment	(7,828)

Financial futures contracts	536,099

Foreign currency transactions	(849,250)

Forward foreign currency exchange contracts	(310,343)

Net realized loss	$(12,537,141)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $250,924)	$(20,614,547)

Investments — affiliated investment	1,655

Financial futures contracts	35,290

Foreign currency	490,135

Forward foreign currency exchange contracts	477,390

Net change in unrealized appreciation (depreciation)	$(19,610,077)

Net realized and unrealized loss	$(32,147,218)

Net decrease in net assets from operations	$(31,720,395)

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$426,823	$2,211,320

Net realized gain (loss)	(12,537,141)	1,060,712

Net change in unrealized appreciation (depreciation)	(19,610,077)	9,020,967

Net increase (decrease) in net assets from operations	$(31,720,395)	$12,292,999

Capital transactions —

Contributions	$13,260,873	$23,681,199

Withdrawals	(24,277,288)	(18,809,164)

Net increase (decrease) in net assets from capital transactions	$(11,016,415)	$4,872,035

Net increase (decrease) in net assets	$(42,736,810)	$17,165,034

Net Assets

At beginning of period	$179,333,543	$162,168,509

At end of period	$136,596,733	$179,333,543

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.22	%(2)	1.29	%(3)	1.25%	1.29%	1.30%	1.32%

Net investment income	0.50	%(2)	1.29%		0.97%	1.10%	0.92%	1.61%

Portfolio Turnover	24	%(4)	43%		39%	32%	40%	27%

Total Return	(17.32	)%(4)	7.44%		(11.06)%	24.59%	5.75%	(14.05)%

Net assets, end of period (000’s omitted)	$136,597		$179,334		$162,169	$164,303	$124,168	$113,782

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(4)	Not annualized.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

24

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $851,143 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,892,886 and $56,063,212, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,755,551

Gross unrealized appreciation	$18,644,218

Gross unrealized depreciation	(22,802,427)

Net unrealized depreciation	$(4,158,209)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $25,407. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,

26

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange	Total

Not applicable	$225,185	*	$30,222 *	$255,407

Receivable for open forward foreign currency exchange contracts	—		30,117	30,117

Total Asset Derivatives	$225,185		$60,339	$285,524

Derivatives not subject to master netting or similar agreements	$225,185		$30,222	$255,407

Total Asset Derivatives subject to master netting or similar agreements	$—		$30,117	$30,117

Payable for open forward foreign currency exchange contracts	$—		$(25,407)	$(25,407)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(25,407)	$(25,407)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts and centrally cleared derivatives.

27

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

UBS AG	$30,117	$(25,407)	$—	$—	$4,710

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

UBS AG	$(25,407)	$25,407	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Investment transactions	$—	$(40,663)	$(40,663)

Financial futures contracts	536,099	—	536,099

Forward foreign currency exchange contracts	—	(310,343)	(310,343)

Total	$536,099	$(351,006)	$185,093

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$35,290	$—	$35,290

Forward foreign currency exchange contracts	—	477,390	477,390

Total	$35,290	$477,390	$512,680

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$7,190,000	$39,536,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

28

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $3,074,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $13,007,071, which represents 9.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,701,355	$53,112,516	$(45,800,627)	$(7,828)	$1,655	$13,007,071	$60,702	13,007,071

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Asia/Pacific	$7,323,168	$75,955,605	$20,260	$83,299,033

Developed Europe	—	207,516	—	207,516

Emerging Europe	—	17,499,347	—	17,499,347

Latin America	2,313,341	—	—	2,313,341

Middle East/Africa	—	11,184,258	—	11,184,258

Total Common Stocks	$9,636,509	$104,846,726 **	$20,260	$114,503,495

Foreign Government Bonds	$—	$4,324,971	$—	$4,324,971

Rights	1,846	—	—	1,846

Short-Term Investments —

U.S. Treasury Obligations	—	1,499,842	—	1,499,842

Other	—	13,007,071	—	13,007,071

Total Investments	$9,638,355	$123,678,610	$20,260	$133,337,225

Forward Foreign Currency Exchange Contracts	$—	$60,339	$—	$60,339

Futures Contracts	225,185	—	—	225,185

Total	$9,863,540	$123,738,949	$20,260	$133,622,749

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(25,407)	$—	$(25,407)

Total	$—	$(25,407)	$—	$(25,407)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

30

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

31

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020